SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
SUBORDINATED LIABILITIES (Tables) [Line Items]
Disclosure of movement in subordinated liabilities [text block]	The movement in subordinated liabilities during the year was as follows:

	Preference shares £m	Preferred securities £m	Undated subordinated liabilities £m	Dated subordinated liabilities £m	Total £m
At 1 January 2018	813	3,690	565	12,854	17,922
Issued during the year	–	–	–	1,729	1,729
Repurchases and redemptions during the year[1]	–	(614)	–	(1,642)	(2,256)
Foreign exchange movements	18	131	20	377	546
Other movements (all non-cash)	(28)	(2)	3	(258)	(285)
At 31 December 2018	803	3,205	588	13,060	17,656
Repurchases and redemptions during the year[1]	(3)	(49)	(53)	(713)	(818)
Foreign exchange movements	(12)	(83)	(36)	(402)	(533)
Other movements (all non-cash)	114	152	18	541	825
At 31 December 2019	902	3,225	517	12,486	17,130
1	The repurchases and redemptions resulted in cash outflows of £818 million (2018: £2,256 million).

Disclosure of repurchase and reverse repurchase agreements [text block]
Preference shares	£m
6.3673% Non-cumulative Fixed to Floating Rate Preference Shares callable 2019	3
Preferred securities	£m
13% Step-up Perpetual Capital Securities callable 2019	49
Undated subordinated liabilities	£m
6.5% Undated Subordinated Step-up Notes callable 2019	1
7.375% Undated Subordinated Guaranteed Bonds	52
53
Dated subordinated liabilities	£m
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019	135
9.375% Subordinated Bonds 2021	328
6.375% Subordinated Instruments 2019	250
713
Preferred securities	£m
6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities	600
Undated Perpetual Preferred Securities	14
614
Dated subordinated liabilities	£m
10.5% Subordinated Bonds callable 2018	150
6.75% Subordinated Fixed Rate Notes callable 2018	1,492
1,642

Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Tables) [Line Items]
Disclosure of movement in subordinated liabilities [text block]
Dated subordinated liabilities	£m
1.75% Subordinated Fixed Rate Notes 2028 callable 2023	664
4.344% Subordinated Fixed Rate Notes callable 2048	1,065
1,729